S-K 1602(a)(3) Forepart, Sponsor Compensation - USD ($)	May 19, 2026	Mar. 19, 2026
Sponsor [Member] | Private Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	260,000
Price Paid or to be Paid for Securities, Per Share	$ 10
Price Paid or to be Paid for Securities, Total Amount	$ 2,600,000
Sponsor [Member] | Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares		9,857,143
Price Paid or to be Paid for Securities, Total Amount		$ 25,000
Private Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share	$ 11.5